Payden Managed Income Fund

Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (29%
)
250,000 AIMCO CLO 2018-BA 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.362%),
6.68%, 1/15/32 (a)(b) $ 250
400,000 Allegro CLO VII Ltd. 2018-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
2.162%), 7.48%, 6/13/31 (a)(b) 399
400,000 Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL2 144A, (1 mo. Term Secured Overnight
Financing Rate + 3.064%), 8.40%, 5/15/36 (a)
(b) 373
400,000 Ares LXV CLO Ltd. 2022-65A 144A, (3 mo.
Term Secured Overnight Financing Rate +
2.000%), 7.32%, 7/25/34 (a)(b) 400
500,000 BDS Ltd. 2021-FL7 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.914%), 8.25%,
6/16/36 (a)(b) 473
250,000 Blackrock European CLO IV DAC 4A 144A,
(3 mo. EURIBOR + 1.300%), 5.24%, 7/15/30
EUR (a)(b)(c) 266
300,000 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 3.564%), 8.90%,
8/19/38 (a)(b) 257
500,000 Buckhorn Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.382%), 6.68%, 7/18/34 (a)(b) 501
300,000 CARLYLE U.S. CLO Ltd. 2019-3A 144A, (3
mo. Term Secured Overnight Financing Rate +
2.562%), 7.88%, 10/20/32 (a)(b) 301
800,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (a) 770
200,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (a) 183
300,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 254
800,000 Carvana Auto Receivables Trust 2023-P1 144A,
5.98%, 12/10/27 (a) 806
50 Chase Auto Owner Trust , 0.00%, 6/25/30  566
837,599 CIFC Funding 2017-III Ltd. 2017-3A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.482%), 6.80%, 7/20/30 (a)(b) 839
800,000 Cifc Funding Ltd. 2023-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.600%),
6.92%, 1/20/37 (a)(b) 800
717,097 CIFC Funding Ltd. 2015-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.372%),
6.69%, 1/22/31 (a)(b) 718
800,000 CIFC Funding Ltd. 2020-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.392%),
6.71%, 10/20/34 (a)(b) 801
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (a)(c) 274
646,894 Dewolf Park CLO Ltd. 2017-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.182%), 6.50%, 10/15/30 (a)(b) 647
150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (a) 132
380,000 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (a) 370
244,375 Driven Brands Funding LLC 2021-1A 144A,
2.79%, 10/20/51 (a) 213
Principal
or Shares Security Description
Value
(000)
349,371 Dryden 52 Euro CLO DAC 2017-52X, (3 mo.
EURIBOR + 0.860%), 4.86%, 5/15/34 EUR (b)
(c)(d) $ 374
479,699 Dryden 59 Euro CLO DAC 2017-59X, (3 mo.
EURIBOR + 0.750%), 4.75%, 5/15/32 EUR (b)
(c)(d) 512
600,000 Dryden CLO Ltd. 2021-95A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.382%),
6.75%, 8/20/34 (a)(b) 601
600,000 Dryden CLO Ltd. 2019-68A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.432%),
6.75%, 7/15/35 (a)(b) 601
655,019 Dryden Senior Loan Fund 2015-41A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.232%), 6.55%, 4/15/31 (a)(b) 655
1,100,000 Exeter Automobile Receivables Trust 2022-1A
144A, 5.02%, 10/15/29 (a) 1,031
10 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28  849
630,087 Flatiron CLO Ltd. 2017-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.242%),
6.62%, 5/15/30 (a)(b) 630
400,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.850%), 7.20%, 2/23/39 (a)(b) 391
300,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 7.60%, 2/23/39 (a)(b) 292
600,000 GoldenTree Loan Management U.S. CLO
Ltd. 2022-16A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.670%), 7.03%,
1/20/34 (a)(b) 601
600,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. Term Secured Overnight Financing Rate +
2.514%), 7.85%, 9/15/37 (a)(b) 585
600,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. Term Secured Overnight Financing Rate +
2.864%), 8.20%, 9/15/37 (a)(b) 575
300,000 Greystone CRE Notes Ltd. 2021-FL3 144A, (1
mo. Term Secured Overnight Financing Rate +
2.864%), 8.20%, 7/15/39 (a)(b) 271
550,000 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 4.28%, 9/25/28 (a) 538
600,000 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 4.39%, 12/26/28 (a) 583
550,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 3.69%, 2/26/29 (a) 527
1 Juniper Receivables DAC , 0.00%, 8/15/29  298
10 Juniper Receivables DAC 2023-1 DAC , 0.00%,
7/15/30  374
400,000 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
6.79%, 2/17/39 (a)(b) 396
579,892 LCM XXIV Ltd. 24A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.242%),
6.56%, 3/20/30 (a)(b) 580
300,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1
mo. Term Secured Overnight Financing Rate +
3.864%), 9.20%, 7/15/36 (a)(b) 268
500,000 Magnetite Xxix Ltd. 2021-29A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.252%), 6.57%, 1/15/34 (a)(b) 501

Payden Mutual Funds
Payden Managed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
499,583 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 3.39%, 11/20/50 (a) $ 433
550,000 OHA Credit Funding Ltd. 2024-17A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.480%), 0.00%, 4/20/37 (a)(b)(e) 550
400,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 398
264,000 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 238
600,000 RR Ltd. 2021-19A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.402%), 6.72%,
10/15/35 (a)(b) 600
500,000 RRE Loan Management DAC 16A 144A, (3
mo. EURIBOR + 1.680%), 5.62%, 10/15/36
EUR (a)(b)(c) 542
126,304 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 5.28%, 5/15/32 (a) 125
78,940 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 7.38%, 5/15/32 (a) 79
835,000 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 11.91%, 8/16/32 (a) 840
850,000 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 14.59%, 12/15/32 (a) 890
700,000 Santander Drive Auto Receivables Trust 2024-1,
5.71%, 2/16/27  700
2,327 Santander Drive Auto Receivables Trust 2023-S1
144A, 0.00%, 4/18/28 (a)(e) 411
550,000 Santander Drive Auto Receivables Trust 2023-S1
144A, 10.40%, 4/18/28 (a) 552
891,511 TCI-Symphony CLO Ltd. 2017-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.192%), 6.51%, 7/15/30 (a)(b) 890
400,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 390
250,000 Trinitas Euro CLO V DAC 5A 144A, (3 mo.
EURIBOR + 1.750%), 5.85%, 10/25/37
EUR (a)(b)(c) 271
300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 260
134,460 Venture XVII CLO Ltd. 2014-17A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.142%), 6.46%, 4/15/27 (a)(b) 134
800,944 Voya CLO Ltd. 2014-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.252%),
6.55%, 4/18/31 (a)(b) 801
325,000 Westlake Automobile Receivables Trust 2023-
4A 144A, 7.19%, 7/16/29 (a) 333
591,000 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 536
341,250 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 301
Total Asset Backed (Cost - $33,815)
32,900
Bank Loans(f) (1%
)
395,000 Asurion LLC Term Loan B10 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
9.43%, 8/19/28  391
205,000 Evergreen AcqCo 1 LP Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.000%), 4.75%, 4/26/28  206
227,418 McGraw-Hill Education Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.750%), 10.22%, 7/28/28  226
Principal
or Shares Security Description
Value
(000)
165,000 MIC Glen LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.750%),
12.18%, 7/20/29  $ 163
323,286 Tacala Investment Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.250%), 9.47%, 2/05/27  324
Total Bank Loans (Cost - $1,290)
1,310
Corporate Bond (35%
)
Financial  (17%)
225,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (b)(g) 183
125,000 Ally Financial Inc. , 8.00%, 11/01/31  138
600,000 American Express Co. , (Secured Overnight
Financing Rate + 1.280%), 5.28%, 7/27/29 (b) 611
200,000 American Homes 4 Rent LP , 5.50%, 2/01/34  202
375,000 American Tower Corp. , 5.50%, 3/15/28  384
400,000 American Tower Corp. , 5.25%, 7/15/28  406
200,000 Ares Capital Corp. , 5.88%, 3/01/29  198
200,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(b)(g) 187
400,000 Banco Santander SA , 5.59%, 8/08/28  407
450,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.774%), 3.71%,
4/24/28 (b) 433
225,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.990%), 6.20%, 11/10/28 (b) 235
350,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.302%), 3.42%,
12/20/28 (b) 331
175,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.630%), 5.20%, 4/25/29 (b) 176
225,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.220%), 2.30%, 7/21/32 (b) 185
200,000 Bank of Nova Scotia , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017%), 8.00%, 1/27/84 (b) 204
225,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.210%), 5.83%, 5/09/27 (b) 227
500,000 Blackstone Holdings Finance Co. LLC 144A,
5.90%, 11/03/27 (a) 518
250,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  244
200,000 Blue Owl Capital Corp. , 3.40%, 7/15/26  187
500,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 2.80%,
4/01/31  413
475,000 Cibanco SA Ibm/PLA Administradora Industrial
S de RL de CV , 4.96%, 7/18/29 (d) 457
425,000 Citigroup Inc. , (3 mo. Term Secured Overnight
Financing Rate + 1.652%), 3.67%, 7/24/28 (b) 407
250,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (b) 214
750,000 Digital Realty Trust LP , 5.55%, 1/15/28  767
200,000 doValue SpA 144A, 3.38%, 7/31/26 EUR (a)(c) 196
500,000 Fiserv Inc. , 5.38%, 8/21/28  513
450,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (b) 388
50,000 Gray Television Inc. 144A, 5.38%, 11/15/31 (a) 39
300,000 Hyundai Capital America 144A, 2.10%,
9/15/28 (a) 265

Principal
or Shares Security Description
Value
(000)
300,000 Hyundai Capital America 144A, 6.10%,
9/21/28 (a) $ 314
175,000 Hyundai Capital America 144A, 5.70%,
6/26/30 (a) 181
400,000 Intesa Sanpaolo SpA , 1.35%, 2/24/31 EUR (c)(d) 361
225,000 Invitation Homes Operating Partnership LP ,
5.45%, 8/15/30  227
975,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.450%), 5.30%, 7/24/29 (b) 991
500,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.570%), 6.09%, 10/23/29 (b) 525
350,000 Macquarie Bank Ltd. 144A, 5.39%, 12/07/26 (a) 354
1,075,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 2.240%), 6.30%, 10/18/28 (b) 1,124
225,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.590%), 5.16%, 4/20/29 (b) 227
225,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50%, 3/24/26 GBP (c) 229
225,000 MPT Operating Partnership LP/MPT Finance
Corp. , 0.99%, 10/15/26 EUR (c) 184
225,000 Permanent TSB Group Holdings PLC , (ICE
1Year Euribor Swap Fix + 3.500%), 6.63%,
4/25/28 EUR (b)(c)(d) 258
165,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (a) 133
200,000 Realty Income Corp. , 4.88%, 7/06/30 EUR (c) 229
250,000 Sagax Euro Mtn NL BV , 0.75%, 1/26/28
EUR (c)(d) 235
285,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.249%), 2.49%,
1/06/28 (b) 261
450,000 SBA Tower Trust 144A, 6.60%, 1/15/28 (a) 463
350,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 321
525,000 Sumitomo Mitsui Trust Bank Ltd. 144A, 5.65%,
9/14/26 (a) 534
300,000 Synchrony Bank , 5.40%, 8/22/25  298
300,000 Toronto-Dominion Bank , 3.63%, 12/13/29
EUR (c)(d) 327
300,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075%), 8.13%, 10/31/82 (b) 312
350,000 UBS Group AG , (ICE 1Year Euribor Swap Fix +
1.050%), 1.00%, 6/24/27 EUR (b)(c)(d) 356
525,000 Warnermedia Holdings Inc. , 3.76%, 3/15/27  504
219,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.980%), 4.81%, 7/25/28 (b) 218
750,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.740%), 5.57%, 7/25/29 (b) 767
450,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.790%), 6.30%, 10/23/29 (b) 474
19,522
Industrial  (12%)
375,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (a) 353
325,000 Altice France Holding SA 144A, 10.50%,
5/15/27 (a) 187
250,000 Ambipar Lux Sarl 144A, 9.88%, 2/06/31 (a) 249
475,000 Ashtead Capital Inc. 144A, 4.25%, 11/01/29 (a) 445
200,000 Bausch & Lomb Escrow Corp. 144A, 8.38%,
10/01/28 (a) 208
475,000 Boeing Co. , 2.20%, 2/04/26  447
475,000 Broadcom Inc. 144A, 4.00%, 4/15/29 (a) 457
300,000 C&W Senior Financing DAC , 6.88%,
9/15/27 (d) 285
Principal
or Shares Security Description
Value
(000)
225,000 Cemex SAB de CV , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.534%), 5.13% (b)(d)(g) $ 214
200,000 Centene Corp. , 3.38%, 2/15/30  179
200,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 187
516,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25%, 4/27/29 (d) 483
200,000 CSC Holdings LLC 144A, 11.25%, 5/15/28 (a) 203
400,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (a) 394
450,000 Dollar General Corp. , 5.20%, 7/05/28  458
201,000 Evergreen Acqco 1 LP/TVI Inc. 144A, 9.75%,
4/26/28 (a) 216
75,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a) 67
375,000 Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (a) 380
225,000 Ford Motor Credit Co. LLC , 6.80%, 11/07/28  235
300,000 General Mills Inc. , 3.91%, 4/13/29 EUR (c) 334
300,000 General Motors Financial Co. Inc. , 5.80%,
1/07/29  308
175,000 Graphic Packaging International LLC 144A,
3.75%, 2/01/30 (a) 157
125,000 Gray Television Inc. 144A, 4.75%, 10/15/30 (a) 98
300,000 Grupo Axo SAPI de CV , 5.75%, 6/08/26 (d) 281
275,000 HCA Inc. , 5.20%, 6/01/28  278
475,000 HCA Inc. , 5.88%, 2/01/29  490
495,000 Hewlett Packard Enterprise Co. , 5.25%, 7/01/28  503
200,000 Humana Inc. , 5.75%, 3/01/28  207
200,000 INEOS Quattro Finance 2 PLC 144A, 9.63%,
3/15/29 (a) 210
250,000 Jabil Inc. , 5.45%, 2/01/29  255
77,000 Jabil Inc. , 3.60%, 1/15/30  71
250,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. , 3.00%, 2/02/29  221
193,000 Kaiser Aluminum Corp. 144A, 4.63%,
3/01/28 (a) 178
50,000 Kaiser Aluminum Corp. 144A, 4.50%,
6/01/31 (a) 43
100,000 Madison IAQ LLC 144A, 5.88%, 6/30/29 (a) 89
200,000 Minerva Luxembourg SA 144A, 8.88%,
9/13/33 (a) 210
300,000 NBM U.S. Holdings Inc. , 6.63%, 8/06/29 (d) 293
675,000 Open Text Corp. 144A, 6.90%, 12/01/27 (a) 701
350,000 Regal Rexnord Corp. 144A, 6.05%, 2/15/26 (a) 354
250,000 Renesas Electronics Corp. 144A, 2.17%,
11/25/26 (a) 229
225,000 Rentokil Initial PLC , 0.50%, 10/14/28 EUR (c)
(d) 215
400,000 Sasol Financing USA LLC , 5.88%, 3/27/24  399
200,000 Sigma Alimentos SA de CV , 4.13%, 5/02/26 (d) 194
200,000 Sitios Latinoamerica SAB de CV , 5.38%,
4/04/32 (d) 186
150,000 Spirit AeroSystems Inc. 144A, 9.75%,
11/15/30 (a) 158
100,000 Star Parent Inc. 144A, 9.00%, 10/01/30 (a) 105
400,000 Tesco Corporate Treasury Services PLC , 0.38%,
7/27/29 EUR (c)(d) 369
450,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 378
175,000 Verde Purchaser LLC 144A, 10.50%,
11/30/30 (a) 181

Payden Mutual Funds
Payden Managed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
360,000 VMware LLC , 1.80%, 8/15/28  $ 316
13,658
Utility  (6%)
200,000 3R Lux Sarl 144A, 9.75%, 2/05/31 (a) 200
650,000 American Electric Power Co. Inc. , 5.20%,
1/15/29  660
425,000 Boeing Co. , 5.04%, 5/01/27  426
200,000 Borr IHC Ltd./Borr Finance LLC 144A, 10.00%,
11/15/28 (a) 208
200,000 Buffalo Energy Mexico Holdings/Buffalo Energy
Infrastructure/Buffalo Energy 144A, 7.88%,
2/15/39 (a) 207
200,000 Ecopetrol SA , 8.38%, 1/19/36  203
275,000 Electricidad Firme de Mexico Holdings SA de
CV , 4.90%, 11/20/26 (d) 255
325,000 Enel Finance International NV , 3.88%, 3/09/29
EUR (c)(d) 362
250,000 Energy Transfer LP , 5.25%, 4/15/29  253
175,000 Energy Transfer LP , 5.55%, 5/15/34  176
250,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/
Prime Energia SpA , 5.38%, 12/30/30 (d) 196
325,000 Exelon Corp. , 5.15%, 3/15/28  330
350,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 312
228,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (a) 202
270,000 Greenko Power II Ltd. , 4.30%, 12/13/28 (d) 246
464,100 India Cleantech Energy , 4.70%, 8/10/26 (d) 434
265,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(d) 257
125,000 Kodiak Gas Services LLC 144A, 7.25%,
2/15/29 (a) 127
250,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 237
200,000 Kosmos Energy Ltd. , 7.75%, 5/01/27 (d) 189
230,000 NextEra Energy Operating Partners LP 144A,
7.25%, 1/15/29 (a) 237
175,000 Patterson-UTI Energy Inc. , 3.95%, 2/01/28  165
225,000 Patterson-UTI Energy Inc. , 7.15%, 10/01/33  240
100,000 Petroleos Mexicanos , 3.63%, 11/24/25 EUR (c)
(d) 103
275,000 Petroleos Mexicanos , 8.75%, 6/02/29  266
200,000 SierraCol Energy Andina LLC , 6.00%,
6/15/28 (d) 169
– Tierra Mojada Luxembourg II Sarl , 5.75%,
12/01/40 (d) —
70,000 TransAlta Corp. , 7.75%, 11/15/29  74
85,000 Transocean Inc. , 7.50%, 4/15/31  75
50,000 Venture Global LNG Inc. 144A, 9.88%,
2/01/32 (a) 52
225,000 Vistra Operations Co. LLC 144A, 6.95%,
10/15/33 (a) 238
7,099
Total Corporate Bond (Cost - $39,662)
40,279
Foreign Government (7%
)
23,000,000 Brazil Letras do Tesouro Nacional , 4/01/24
BRL (c)(e) 4,557
300,000 Brazilian Government International Bond ,
6.13%, 3/15/34  298
200,000 Colombia Government International Bond ,
8.00%, 11/14/35  211
275,000 Dominican Republic International Bond , 5.95%,
1/25/27 (d) 276
Principal
or Shares Security Description
Value
(000)
300,000 Export-Import Bank of India 144A, 5.50%,
1/18/33 (a) $ 305
300,000 Guatemala Government Bond , 4.38%,
6/05/27 (d) 288
350,000 Ivory Coast Government International Bond ,
5.25%, 3/22/30 EUR (c)(d) 344
300,000 Nigeria Government International Bond , 6.50%,
11/28/27 (d) 272
200,000 Republic of Uzbekistan International Bond
144A, 7.85%, 10/12/28 (a) 208
600,000 Republic of Uzbekistan International Bond ,
5.38%, 2/20/29 (d) 561
150,000 Romanian Government International Bond
144A, 5.88%, 1/30/29 (a) 152
570,000 Romanian Government International Bond ,
6.63%, 9/27/29 EUR (c)(d) 664
Total Foreign Government (Cost - $8,128)
8,136
Mortgage Backed (18%
)
100,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.864%), 7.20%, 12/18/37 (a)(b) 97
600,000 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.864%), 8.20%,
2/16/37 (a)(b) 580
400,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.114%), 7.45%, 9/15/36 (a)(b) 393
340,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.914%), 7.25%, 10/15/36 (a)(b) 338
552,500 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.114%), 7.45%, 10/15/36 (a)(b) 549
680,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.414%), 7.75%, 10/15/36 (a)(b) 674
280,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.864%), 8.20%, 10/15/37 (a)(b) 273
377,914 BX Commercial Mortgage Trust 2021-VINO
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.067%), 7.40%, 5/15/38 (a)(b) 370
700,000 BX Trust 2018-GW 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.717%), 8.05%,
5/15/35 (a)(b) 677
500,000 BX Trust 2023-DELC 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.690%),
8.02%, 5/15/38 (a)(b) 506
800,000 BX Trust 2024-BIO 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.642%), 6.94%,
2/15/41 (a)(b) 801
400,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.064%),
7.40%, 2/15/38 (a)(b) 304
236,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.367%), 6.70%, 12/15/37 (a)(b) 236
393,196 Cold Storage Trust 2020-ICE5 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.214%), 7.55%, 11/15/37 (a)(b) 392
196,598 Cold Storage Trust 2020-ICE5 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.880%), 8.22%, 11/15/37 (a)(b) 196

Principal
or Shares Security Description
Value
(000)
294,897 Cold Storage Trust 2020-ICE5 144A, (1 mo.
Term Secured Overnight Financing Rate +
3.607%), 8.95%, 11/15/37 (a)(b) $ 293
500,000 Connecticut Avenue Securities Trust 2018-
R07 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.464%), 9.81%,
4/25/31 (a)(b) 538
9,019 Connecticut Avenue Securities Trust 2019-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.564%), 7.91%,
7/25/31 (a)(b) 9
1,103,906 Connecticut Avenue Securities Trust 2019-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.264%), 9.61%,
8/25/31 (a)(b) 1,177
523,975 Connecticut Avenue Securities Trust 2019-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.214%), 9.56%,
9/25/31 (a)(b) 558
445,161 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 7.61%,
11/25/39 (a)(b) 449
140,719 Connecticut Avenue Securities Trust 2020-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.114%), 7.46%,
1/25/40 (a)(b) 142
500,000 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.100%), 8.44%,
10/25/41 (a)(b) 513
200,000 Connecticut Avenue Securities Trust 2024-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.050%), 6.39%,
1/25/44 (a)(b) 200
755,758 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 3.814%), 9.15%, 7/15/38 (a)(b) 754
709,970 FN CB6096 30YR , 6.00%, 4/01/53  721
317,930 FN CB7340 30YR , 6.00%, 10/01/53  322
395,645 FN MA4919 30YR , 5.50%, 2/01/53  397
1,050,160 FN MA5072 30YR , 5.50%, 7/01/53  1,054
1,619,813 FN MA5139 30YR , 6.00%, 9/01/53  1,642
748,897 FN MA5167 30YR , 6.50%, 10/01/53  767
246,648 Freddie Mac STACR Debt Notes 2015-HQA1,
(U.S. Secured Overnight Financing Rate Index
30day Average + 8.914%), 14.26%, 3/25/28 (b) 256
265,703 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.250%), 7.59%,
8/25/33 (a)(b) 270
209,863 Freddie Mac STACR REMIC Trust 2022-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 6.34%,
1/25/42 (a)(b) 209
214,177 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300%), 6.64%,
2/25/42 (a)(b) 215
417,361 Freddie Mac STACR REMIC Trust 2020-HQA3
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 5.864%), 11.21%,
7/25/50 (a)(b) 464
Principal
or Shares Security Description
Value
(000)
412,782 Freddie Mac STACR REMIC Trust 2020-DNA4
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.114%), 11.46%,
8/25/50 (a)(b) $ 469
99,803 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800%), 8.14%,
10/25/50 (a)(b) 101
89,552 Freddie Mac STACR REMIC Trust 2020-HQA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.600%), 7.94%,
11/25/50 (a)(b) 92
814,586 G2 MA9242 30YR , 6.00%, 10/20/53  827
540,634 Life Mortgage Trust 2021-BMR 144A, (1 mo.
Term Secured Overnight Financing Rate +
3.064%), 8.40%, 3/15/38 (a)(b) 520
900,000 Palisades Center Trust 2016-PLSD 144A, 3.36%,
4/13/33 (a) —
110,000 Sage AR Funding No 1 PLC 1A 144A, (Sterling
Overnight Index Average + 3.000%), 8.22%,
11/17/30 GBP (a)(b)(c) 134
360,000 TPGI Trust 2021-DGWD 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.464%),
7.80%, 6/15/26 (a)(b) 357
253,775 TTAN 2021-MHC 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.514%), 7.85%,
3/15/38 (a)(b) 247
400,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.822%), 7.16%, 12/15/34 (a)
(b) 338
7,964,308 Wells Fargo Commercial Mortgage Trust 2018-
C46, 1.08%, 8/15/51 (h) 180
Total Mortgage Backed (Cost - $21,459)
20,601
U.S. Treasury (10%
)
5,513,585 U.S. Treasury Inflation Indexed Notes , 2.38%,
10/15/28  5,703
5,300,000 U.S. Treasury Note , 4.25%, 1/31/26  5,303
Total U.S. Treasury (Cost - $10,787)
11,006
Investment Company (3%
)
1,324,572 Payden Cash Reserves Money Market Fund* 1,325
331,915 Payden Emerging Markets Local Bond Fund* 1,596
Total Investment Company (Cost - $2,884)
2,921
Total Investments (Cost - $118,025) (103%)
117,153
Liabilities in excess of Other Assets (-3%)
(3,169)
Net Assets (100%) $ 113,984
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(c) Principal in foreign currency.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Yield to maturity at time of purchase.
(f) Floating rate security. The rate shown reflects the rate in effect at January 31,
2024. The stated maturity is subject to prepayments.
(g) Perpetual security with no stated maturity date.

Payden Mutual Funds
Payden Managed Income Fund
continued
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
AUD 1,303
USD  829 HSBC Bank USA, N.A. 02/21/2024 $ 26
CHF 740
USD  855 HSBC Bank USA, N.A. 02/21/2024 5
GBP 185
USD  234 HSBC Bank USA, N.A. 03/18/2024 1
JPY 84,000
USD  566 Citibank, N.A. 02/21/2024 7
USD 874
AUD  1,303 HSBC Bank USA, N.A. 02/21/2024 18
USD 1,125
GBP  887 HSBC Bank USA, N.A. 02/21/2024 1
USD 4,606
BRL  22,824 HSBC Bank USA, N.A. 04/02/2024 27

Liabilities:
EUR 1,388 USD  1,507 Citibank, N.A. 03/18/2024 (4)
EUR 776 USD  853 HSBC Bank USA, N.A. 02/21/2024 (13)
USD 553 AUD  853 Citibank, N.A. 02/21/2024 (7)
USD 7,991 EUR  7,434 Citibank, N.A. 03/18/2024 (59)
USD 842 CHF  740 HSBC Bank USA, N.A. 02/21/2024 (17)
USD 832 EUR  776 HSBC Bank USA, N.A. 02/21/2024 (8)
USD 300 CAD  405 HSBC Bank USA, N.A. 03/18/2024 (1)
USD 583 GBP  470 HSBC Bank USA, N.A. 03/18/2024 (13)
(122)
Net Unrealized Appreciation (Depreciation)
$(37)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
Euro-Bobl Future 25 Mar-24 $ (3,202) $ (23) $ (23)
Euro-Bund Future 7 Mar-24 (1,028) (15) (15)
Euro-Schatz Future 3 Mar-24 (344) — –
U.S. Long Bond Future 5 Mar-24 (612) (4) (4)
U.S. Treasury 10-Year Note Future 4 Mar-24 (449) (4) (4)
U.S. Treasury 10-Year Ultra Future 111 Mar-24 (12,973) (228) (228)
U.S. Treasury 2-Year Note Future 21 Mar-24 (4,319) (3) (3)
U.S. Treasury 5-Year Note Future 271 Mar-24 (29,374) (222) (222)
U.S. Ultra Bond Future 1 Mar-24 (129) (8) (8)
a a
Total Futures
$(507)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit iTraxx Crossover),
Pay 5% Quarterly, Receive upon credit default 12/20/2028 EUR 3,000 $(248) $(90) $(158)